Geographic Information	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Geographic Information

11.	Geographic Information

Geographic information for revenue for the period ended December 31, 2016 was as follows:

	United States	Total
Revenue:
Rental income	$18,171	$18,171
Finance income	$20,368	$20,368

Geographic information for long-lived assets at December 31, 2016 was as follows:

	United States	Total
Long-lived assets:
Investment in finance leases, net	$926,751	$926,751
Investments in equipment subject to operating leases, net	$318,703	$318,703

SQN AIF V GP, LLC [Member]
Geographic Information

9. Geographic Information

Geographic information for revenue for the period ended December 31, 2016 was as follows:

	United States	Total
Revenue:
Rental income	$18,171	$18,171
Finance income	$20,368	$20,368

Geographic information for long-lived assets at December 31, 2016 was as follows:

	United States	Total
Long-lived assets:
Investment in finance leases, net	$926,751	$926,751
Investments in equipment subject to operating leases, net	$318,703	$318,703